Warrants and Share-based Payment - Schedule of Warrant Activity (Detail) - Warrants [member]	9 Months Ended
Sep. 30, 2019 € / shares
Disclosure Of Warrant Activity [line items]
Beginning balance	5,611,629
Granted during the period	365,500
Exercised during the period	(812,532)
Forfeited during the period	(26,208)
Expired during the period	0
Ending balance	5,138,389
Vested at the balance sheet date	2,609,412
Beginning balance	€ 29.03
Granted during the period	97.10
Exercised during the period	14.90
Forfeited during the period	52.23
Expired during the period	0
Ending balance	35.99
Vested at the balance sheet date	€ 22.83